Goodwill and Other-Long Lived Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
The carrying amounts of goodwill by segment as of December 31, 2011 and 2010 are included in the table below. Foreign currency fluctuations are included within other adjustments.

	January 1, 2011				Impairment		December 31, 2011
In millions	Goodwill	Accumulated Impairment Losses	Total	Additions		Other	Goodwill	Accumulated Impairment Losses	Total
Financial Services	$67	$—	$67	$86	$—	$(1)	$152	$—	$152
Retail Solutions	21	(3)	18	99	—	—	120	(3)	117
Hospitality and Specialty Retail	—	—	—	624	—	(5)	619	—	619
Entertainment	5	—	5	—	(5)	—	5	(5)	—
Emerging Industries	25	—	25	—	—	—	25	—	25
Total	$118	$(3)	$115	$809	$(5)	$(6)	$921	$(8)	$913

	January 1, 2010				Impairment		December 31, 2010
In millions	Goodwill	Accumulated Impairment Losses	Total	Additions		Other	Goodwill	Accumulated Impairment Losses	Total
Financial Services	$66	$—	$66	$—	$—	$1	$67	$—	$67
Retail Solutions	21	(3)	18	—	—	—	21	(3)	18
Hospitality and Specialty Retail	—	—	—	—	—	—	—	—	—
Entertainment	5	—	5	—	—	—	5	—	5
Emerging Industries	11	—	11	14	—	—	25	—	25
Total	$103	$(3)	$100	$14	$—	$1	$118	$(3)	$115

Schedule of Finite-Lived Intangible Assets by Major Class [Table Text Block]

	Weighted Average Amortization Period (in Years)	December 31, 2011		December 31, 2010
In millions		Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Identifiable intangible assets
Reseller & customer relationships	1 - 15	$167	$(8)	$7	$(2)
Intellectual property	2 - 7	164	(59)	59	(49)
Tradenames	2 - 9	49	(3)	1	(1)
Non-compete arrangements	2 - 5	7	(5)	5	(5)
Total identifiable intangible assets		$387	$(75)	$72	$(57)

Schedule of Expected Amortization Expense [Table Text Block]
The aggregate amortization expense (actual and estimated) for identifiable intangible assets for the following periods is:

	December 31, 2011	For the years ended December 31 (estimated)
In millions		2012	2013	2014	2015	2016
Amortization expense	$17	$40	$39	$38	$36	$32